UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 10.6%
$270,000	Antares CLO 2017-1 Ltd. 5.448% (LIBOR 3 Month+310.00 basis points), 7/20/2028[1,2,3,11]	$273,217
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[2,3]	177,294
171,586	BCC Funding XIII LLC 2.200%, 12/20/2021[2,3]	170,802
172,863	Bellemeade Re 2018-2 Ltd. 3.566% (LIBOR 1 Month+135.00 basis points), 8/25/2028[1,2,3]	174,297
127,196	CLI Funding LLC 4.030%, 4/18/2043[2,3]	126,388
369,000	CPS Auto Trust 2.110%, 3/15/2021[2,3]	367,688
78,014	DRB Prime Student Loan Trust 2016-B 2.890%, 6/25/2040[2,3]	77,082
525,000	DRB Prime Student Loan Trust 2017-A 2.850%, 5/27/2042[2,3]	510,094
8,077	Drive Auto Receivables Trust 2016-C 2.370%, 11/16/2020[2,3]	8,075
312,000	DT Auto Owner Trust 2018-2 3.670%, 3/15/2024[2,3]	312,042
1,250,000	Flatiron CLO 18 Ltd. 4.167% (LIBOR 3 Month+170.00 basis points), 4/17/2031[1,2,3,11]	1,223,395
290,000	Golub Capital Partners CLO 19B-R Ltd. 4.885% (LIBOR 3 Month+255.00 basis points), 7/26/2029[1,2,3,11]	291,035
850,000	Golub Capital Partners Clo 36m Ltd. 4.441% (LIBOR 3 Month+210.00 basis points), 2/5/2031[1,2,3,11]	837,357
250,000	IVY Hill Middle Market Credit Fund XII Ltd. 5.348% (LIBOR 3 Month+300.00 basis points), 7/20/2029[1,2,3,11]	249,446
713,000	Navient Private Education Loan Trust 2017-A 3.058% (LIBOR 1 Month+90.00 basis points), 12/16/2058[1,2,3]	717,701
360,000	NextGear Floorplan Master Owner Trust 2.540%, 4/18/2022[2,3]	356,256
138,024	SCF Equipment Leasing 2017-2 LLC 3.410%, 12/20/2023[2,3]	136,320
258,000	SMB Private Education Loan Trust 2017-B 2.908% (LIBOR 1 Month+75.00 basis points), 10/15/2035[1,2,3]	258,817
267,207	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	264,766
288,000	Sofi Consumer Loan Program 2018-1 Trust 3.650%, 2/25/2027[2,3]	284,010
152,767	Spirit Master Funding LLC 5.760%, 3/20/2041[2,3]	156,901
100,700	TAL Advantage V LLC 2.830%, 2/22/2038[2,3]	98,156

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$150,954	Textainer Marine Containers V Ltd. 3.720%, 5/20/2042[2,3]	$148,822
274,198	Triton Container Finance IV LLC 3.620%, 8/20/2042[2,3]	268,087
211,567	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[2,3]	206,050
531,000	Willis Engine Structured Trust IV 4.750%, 9/15/2043[2,3,4]	532,197

	Total Asset-Backed Securities (Cost $8,301,538)	8,226,295

	Commercial Mortgage-Backed Securities – 5.6%
240,000	Arbor Realty Collateralized Loan Obligation 2017-FL3 Ltd. 3.148% (LIBOR 1 Month+99.00 basis points), 12/15/2027[1,2,3]	240,352
164,000	Arbor Realty Commercial Real Estate Notes 2017-FL2 Ltd. 3.148% (LIBOR 1 Month+99.00 basis points), 8/15/2027[1,2,3]	164,199
50,000	Bancorp Commercial Mortgage 2018 CRE4 Trust 3.070% (LIBOR 1 Month+90.00 basis points), 9/15/2035[1,2,3]	49,999
345,803	CGDBB Commercial Mortgage Trust 2017-BIOC 3.208% (LIBOR 1 Month+105.00 basis points), 7/15/2032[1,3]	345,802
387,474	CGMS Commercial Mortgage Trust 2017-MDDR 3.258% (LIBOR 1 Month+110.00 basis points), 7/15/2030[1,3]	386,096
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.635%, 5/10/2035[3,5]	387,958
90,000	Citigroup Commercial Mortgage Trust 2016-P6 4.428%, 12/10/2049[2,5]	87,204
65,000	FREMF 2015-K44 Mortgage Trust 3.809%, 1/25/2048[2,3,5]	63,025
150,000	FREMF 2015-K45 Mortgage Trust 3.714%, 4/25/2048[2,3,5]	144,659
188,000	Greystone Commercial Real Estate Notes 2017-FL1 Ltd. 3.708% (LIBOR 1 Month+155.00 basis points), 3/15/2027[1,2,3]	187,996
273,000	Hunt CRE 2017-FL1 Ltd. 3.158% (LIBOR 1 Month+100.00 basis points), 8/15/2034[1,2,3]	272,726
375,000	LMREC 2015-CRE1, Inc. 3.192% (LIBOR 1 Month+98.00 basis points), 2/22/2032[1,2,3]	375,160
229,000	LMREC 2016-CRE2, Inc. 2.696% (LIBOR 1 Month+170.00 basis points), 11/24/2031[1,2,3]	229,000
200,000	LoanCore 2018-CRE1 Issuer Ltd. 3.288% (LIBOR 1 Month+113.00 basis points), 5/15/2028[1,2,3]	200,378
	MSBAM Commercial Mortgage Securities Trust
732,000	Series 2012-CKSV, Class D, 4.430%, 10/15/2030[3,5]	642,683
290,000	Series 2012-CKSV, Class C, 4.430%, 10/15/2030[3,5]	283,905

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$352,800	MSDB Trust 2017-712F 3.749%, 7/11/2039[3,5]	$334,987

	Total Commercial Mortgage-Backed Securities (Cost $4,418,308)	4,396,129

	Corporate Bonds – 74.0%
	Communications – 6.9%
200,000	Altice France S.A. 6.250%, 5/15/2024[2,3,6]	197,000
	AT&T, Inc.
210,000	4.500%, 5/15/2035[2]	196,195
750,000	4.750%, 5/15/2046[2]	685,227
250,000	5.150%, 2/15/2050[2,3]	237,103
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[2,3]	202,505
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[3]	712,040
104,000	Discovery Communications LLC 5.000%, 9/20/2037[2]	101,408
278,000	Grupo Televisa SAB 5.000%, 5/13/2045[2,6]	259,688
400,000	Orange S.A. 9.000%, 3/1/2031[6]	567,707
384,000	Sirius XM Radio, Inc. 5.000%, 8/1/2027[2,3]	369,489
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	311,250
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	69,425
	Verizon Communications, Inc.
230,000	4.812%, 3/15/2039	231,864
411,000	5.012%, 8/21/2054	412,366
131,000	4.672%, 3/15/2055	123,155
313,000	Viacom, Inc. 6.875%, 4/30/2036	356,395
300,000	VTR Finance B.V. 6.875%, 1/15/2024[2,3,6]	305,250
		5,338,067
	Consumer Discretionary – 6.6%
126,311	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[3]	128,521
247,565	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	241,135

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary(Continued)
$417,000	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	$398,212
65,925	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3,6]	66,749
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[2,3]	385,823
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	558,899
400,000	5.875%, 8/2/2021	418,333
566,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2]	563,170
250,000	McDonald's Corp. 4.450%, 3/1/2047[2]	245,490
375,000	Newell Brands, Inc. 5.375%, 4/1/2036[2]	361,431
550,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[2,6]	510,075
185,919	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 11/15/2025	184,153
349,000	United Airlines 2018-1 Class B Pass-Through Trust 4.600%, 3/1/2026	350,536
	Wyndham Destinations, Inc.
250,000	5.100%, 10/1/2025[2]	249,375
515,000	4.500%, 4/1/2027[2]	485,388
		5,147,290
	Consumer Staples – 1.8%
617,000	Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/2046[2]	623,985
443,000	Campbell Soup Co. 4.150%, 3/15/2028[2]	422,860
394,000	Grupo Bimbo S.A.B. de C.V. 5.950% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+328.00 basis points), 4/17/2023[2,3,6,7,8]	394,000
		1,440,845
	Energy – 15.2%
641,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/1/2027[2]	626,316
100,000	Cimarex Energy Co. 3.900%, 5/15/2027[2]	95,531
1,322,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[2,3]	1,318,695
200,000	Concho Resources, Inc. 4.875%, 10/1/2047[2]	202,349

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy(Continued)
	Enbridge, Inc.
$1,013,000	5.500%, 12/1/2046[2,6]	$1,130,948
180,000	6.000% (LIBOR 3 Month+389.00 basis points), 1/15/2077[2,6,9]	172,952
178,000	EnLink Midstream Partners LP 6.000% (LIBOR 3 Month+411.00 basis points), 12/15/2022[2,7,9]	160,923
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	579,702
126,000	5.375% (LIBOR 3 Month+257.00 basis points), 2/15/2078[2,9]	116,696
85,000	Exterran Energy Solutions LP / EES Finance Corp. 8.125%, 5/1/2025[2]	88,825
769,000	Gulfport Energy Corp. 6.375%, 1/15/2026[2]	747,852
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	305,814
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[2]	296,786
345,000	5.850%, 12/15/2045[2]	362,560
	MPLX LP
515,000	4.875%, 6/1/2025[2]	531,860
253,000	5.200%, 3/1/2047[2]	253,508
408,000	4.900%, 4/15/2058[2]	369,277
182,000	NGPL PipeCo LLC 7.768%, 12/15/2037[3]	222,950
87,000	Parkland Fuel Corp. 6.000%, 4/1/2026[2,3,6]	87,218
208,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[2]	192,441
1,049,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[2]	1,101,450
537,000	Petroleos Mexicanos 6.750%, 9/21/2047[6]	512,400
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[2]	249,746
400,000	Range Resources Corp. 5.000%, 3/15/2023[2]	392,000
123,000	Sabal Trail Transmission LLC 4.246%, 5/1/2028[2,3]	123,613
455,000	Shell International Finance B.V. 4.000%, 5/10/2046[6]	445,233
196,000	Spectra Energy Partners LP 3.375%, 10/15/2026[2]	184,554
275,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[2]	272,021

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy(Continued)
$247,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2,3]	$238,602
187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[2]	188,403
250,000	Williams Cos., Inc. 4.900%, 1/15/2045[2]	243,215
		11,814,440
	Financials – 23.8%
100,000	AIG Retirement Services, Inc. 8.125%, 4/28/2023	114,441
175,000	Allstate Corp. 6.500% (LIBOR 3 Month+212.00 basis points), 5/15/2057[2,9]	194,250
802,000	American International Group, Inc. 8.175% (LIBOR 3 Month+420.00 basis points), 5/15/2058[2,9]	1,006,510
500,000	American Tower Corp. 3.600%, 1/15/2028[2]	467,197
	Bank of America Corp.
225,000	4.100%, 7/24/2023	229,482
1,174,000	3.366% (LIBOR 3 Month+81.00 basis points), 1/23/2026[2,9]	1,129,029
200,000	4.183%, 11/25/2027[2]	195,206
200,000	5.875%, 2/7/2042	236,602
264,000	Bank of Nova Scotia 4.650% (LIBOR 3 Month+265.00 basis points), 10/12/2022[2,6,7,9]	247,665
	Barclays Bank PLC
329,000	2.793% (LIBOR 3 Month+46.00 basis points), 1/11/2021[1,2,6]	329,345
	Barclays PLC
210,000	4.836%, 5/9/2028[2,6]	197,169
380,000	Berkshire Hathaway Finance Corp. 4.200%, 8/15/2048[2]	376,796
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	245,916
515,000	3.751% (LIBOR 3 Month+143.00 basis points), 9/1/2023[1,2]	527,170
309,000	5.300%, 5/6/2044	323,107
291,000	4.650%, 7/23/2048[2]	294,300
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164.00 basis points), 1/10/2033[2,3,6,8]	418,541
1,050,000	Farmers Insurance Exchange 4.747% (LIBOR 3 Month+323.00 basis points), 11/1/2057[2,3,9]	947,493
	Goldman Sachs Group, Inc.
209,000	5.950%, 1/15/2027	228,549
500,000	4.089% (LIBOR 3 Month+175.00 basis points), 10/28/2027[1,2]	518,570
250,000	6.750%, 10/1/2037	300,739

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials(Continued)
$232,000	High Street Funding Trust II 4.682%, 2/15/2048[2,3]	$227,438
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (LIBOR 3 Month+498.00 basis points), 6/30/2030[2,3,6,7,9]	583,857
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	188,794
880,000	4.625% (LIBOR 3 Month+258.00 basis points), 11/1/2022[2,7,9]	831,721
	Liberty Mutual Group, Inc.
862,000	5.239% (LIBOR 3 Month+290.50 basis points), 3/15/2037[1,2,3]	840,450
392,000	7.800%, 3/7/2087[3]	458,640
310,000	Lincoln National Corp. 3.800%, 3/1/2028[2]	299,259
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[3]	232,912
	MetLife, Inc.
775,000	6.400%, (LIBOR 3 Month+220.50 basis points), 12/15/2066[2,9]	821,500
200,000	10.750%, 8/1/2039[2]	307,000
635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[6]	612,427
	Morgan Stanley
850,000	4.875%, 11/1/2022	880,676
100,000	3.742% (LIBOR 3 Month+140.00 basis points), 10/24/2023[1,2]	102,757
150,000	5.000%, 11/24/2025	155,353
500,000	3.950%, 4/23/2027	479,907
379,000	PNC Financial Services Group, Inc. 5.000% (LIBOR 3 Month+330.00 basis points), 11/1/2026[2,7,9]	377,579
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[2]	247,102
	Prudential Financial, Inc.
300,000	5.625% (LIBOR 3 Month+392.00 basis points), 6/15/2043[2,9]	312,750
447,000	5.700% (LIBOR 3 Month+266.50 basis points), 9/15/2048[2,9]	445,471
750,000	Synchrony Financial 3.950%, 12/1/2027[2]	679,424
250,000	UBS A.G. 7.625%, 8/17/2022[6]	278,500
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	358,199
250,000	5.875% (LIBOR 3 Month+399.00 basis points), 6/15/2025[2,7,9]	262,973
		18,512,766
	Health Care – 2.8%
38,000	Bausch Health Cos., Inc. 5.500%, 11/1/2025[2,3,6]	38,000

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Health care (Continued)
	Celgene Corp.
$1,195,000	3.875%, 8/15/2025[2]	$1,177,236
90,000	5.000%, 8/15/2045[2]	89,439
253,000	Halfmoon Parent, Inc. 4.900%, 12/15/2048[2,3]	251,173
	HCA, Inc.
250,000	5.375%, 2/1/2025	255,000
61,000	5.375%, 9/1/2026[2]	61,610
310,000	Mylan N.V. 3.950%, 6/15/2026[2,6]	293,238
		2,165,696
	Industrials – 2.3%
	General Electric Co.
84,000	5.300%, 2/11/2021	87,531
515,000	5.000% (LIBOR 3 Month+333.00 basis points), 1/21/2021[2,7,9]	501,739
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[3,6]	103,698
231,000	JSL Europe S.A. 7.750%, 7/26/2024[2,3,6]	200,684
336,000	Ryder System, Inc. 3.500%, 6/1/2021	335,692
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[2,3,6]	47,594
200,000	Union Pacific Corp. 4.500%, 9/10/2048[2]	203,979
	United Technologies Corp.
150,000	2.800%, 5/4/2024[2]	142,224
135,000	4.625%, 11/16/2048[2]	135,752
		1,758,893
	Materials – 5.6%
930,000	3M Co. 3.625%, 9/14/2028[2]	929,004
992,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509.00 basis points), 10/19/2075[2,3,6,8]	1,087,480
379,000	Ferroglobe PLC / Globe Specialty Metals, Inc. 9.375%, 3/1/2022[2,3,6]	400,319
400,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,3,6]	382,250
500,000	Glencore Funding LLC 4.125%, 5/30/2023[3]	499,390
315,000	International Paper Co. 5.150%, 5/15/2046[2]	324,587

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials(Continued)
$500,000	Nutrien Ltd. 3.625%, 3/15/2024[2,6]	$487,239
133,000	Olin Corp. 5.000%, 2/1/2030[2]	124,023
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[2,6]	146,677
		4,380,969
	Technology – 2.8%
137,000	Microsoft Corp. 4.500%, 2/6/2057[2]	147,852
525,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[3,6]	519,750
500,000	Oracle Corp. 3.850%, 7/15/2036[2]	482,994
563,000	Pitney Bowes, Inc. 4.375%, 5/15/2022[2]	521,479
509,000	Tencent Holdings Ltd. 3.595%, 1/19/2028[2,3,6]	481,775
		2,153,850
	Utilities – 6.2%
170,000	Black Hills Corp. 3.950%, 1/15/2026[2]	166,422
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[2,3]	636,657
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	274,302
508,000	Edison International 2.400%, 9/15/2022[2]	481,072
	Enel Finance International N.V.
317,000	2.750%, 4/6/2023[3,6]	296,227
526,000	4.625%, 9/14/2025[3,6]	514,795
248,000	Exelon Corp. 3.400%, 4/15/2026[2]	237,307
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	258,147
210,000	4.850%, 7/15/2047[2]	213,624
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[2]	220,510
	NiSource, Inc.
150,000	4.375%, 5/15/2047[2]	143,247
277,000	5.650% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284.30 basis points), 6/15/2023[2,3,7,8]	274,230

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Utilities(Continued)
$221,000	South Carolina Electric & Gas Co. 4.250%, 8/15/2028[2]	$220,110
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[2]	485,882
121,000	3.950%, 10/1/2046[2]	106,691
282,000	4.400%, 5/30/2047[2]	268,590
		4,797,813
	Total Corporate Bonds (Cost $59,123,253)	57,510,629

	Municipal Bonds – 0.5%
260,000	State of California 7.550%, 4/1/2039	379,490

	Total Municipal Bonds (Cost $363,309)	379,490

	U.S. Government and Agencies – 8.2%
38,957	Fannie Mae Pool 6.000%, 7/1/2040	43,372
	United States Treasury Bond
1,211,900	3.500%, 2/15/2039	1,276,709
629,300	3.000%, 2/15/2048	605,628
486,000	3.125%, 5/15/2048	479,526
	United States Treasury Note
971,000	2.750%, 8/31/2023	962,504
384,700	2.750%, 6/30/2025	378,524
2,689,400	2.875%, 8/15/2028	2,648,007

	Total U.S. Government and Agencies (Cost $6,446,832)	6,394,270

Number of Shares
	Preferred Stocks – 0.4%
	Financials – 0.4%
2,800	CoBank ACB 6.250% (LIBOR 3 Month+455.70 basis points), 10/1/2022[2,7,9]	288,400

	Total Preferred Stocks (Cost $299,688)	288,400

	Short-Term Investments – 0.5%
391,571	Federated Treasury Obligations Fund - Institutional Class 1.849%, 10/3/2018[10]	391,571

	Total Short-Term Investments (Cost $391,571)	391,571

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2018 (Unaudited)

Value
Total Investments – 99.8% (Cost $79,344,499)	$77,586,784
Other Assets in Excess of Liabilities – 0.2%	121,484
Total Net Assets – 100.0%	$77,708,268

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $27,553,683 which represents 35.5% of Net Assets.
[4]	Step rate security.
[5]	Variable rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Perpetual security. Date shown is next call date.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2018. Security may convert at a future date to variable rate of referenced rate and spread.
[9]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2018. Security may convert at a future date to floating rate of referenced rate and spread.
[10]	The rate is the annualized seven-day yield at period end.
[11]	Illiquid security. The total illiquid securities represent 3.7% of Net Assets. Total value of these securities is $2,874,450.

See accompanying Notes to Schedule of Investments.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (formerly known as the AAM Select Income Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes

At September 30, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$79,345,158

Gross unrealized appreciation	411,514
Gross unrealized depreciation	(2,169,888)

Net unrealized depreciation	$(1,758,374)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2018 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$8,226,295	$-	$8,226,295
Commercial Mortgage-Backed Securities	-	4,396,129	-	4,396,129
Corporate Bonds[1]	-	57,510,629	-	57,510,629
Municipal Bonds	-	379,490	-	379,490
U.S. Government and Agencies	-	6,394,270	-	6,394,270
Preferred Stocks	-	288,400	-	288,400
Short-Term Investments	391,571	-	-	391,571
Total Investments	$391,571	$77,195,213	$-	$77,586,784

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/18